Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Nature of relationships with related parties

Name of related parties	Relationship with the Company

Feng Zhou	Major shareholder of the Company, Chief Executive Officer
Jun Zheng	Director of the Company
Xiaodong Ji	Independent Director of the Company
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Management Co., Ltd	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Sutaitang Online Commercial Co., Ltd.	An entity controlled by Xiaodong Ji

The amounts due from related parties as of March 31, 2026 and 2025 were as follows:

	As of March 31,
	2026	2025

Jiangsu Sutaitang Online Commercial Co., Ltd.	$-	$370,862
Taizhou Su Xuan Tang Chinese hospital Co., Ltd.	-	41,561
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	5,140
Jiangsu Health Pharmaceutical Investment Management Co., Ltd	2,073,369	-
Total due from related parties	$2,073,369	$417,563
These related party transactions were conducted in the ordinary course of business of the Company.
	For the years ended March 31,
	2026	2025	2024

Taizhou Su Xuan Tang Chinese Hospital Co. Ltd.	-	1,621	25,528
Taizhou Su Xuan Tang Chinese Medicine Clinic	-	1,091	2,232
Taizhou Jiutian Pharmaceutical Co. Ltd.	41	1,589	-
Total revenue generated from related parties	$41	$4,301	$27,760